Shareholder Report, Holdings (Details)	Mar. 31, 2026
Cohen & Steers Real Estate Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Cohen & Steers Real Estate Active ETF | Data Centers
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Cohen & Steers Real Estate Active ETF | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Cohen & Steers Real Estate Active ETF | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Cohen & Steers Real Estate Active ETF | Residential
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Cohen & Steers Real Estate Active ETF | Specialty
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Cohen & Steers Real Estate Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Cohen & Steers Real Estate Active ETF | Self Storage
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers Real Estate Active ETF | Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Real Estate Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Real Estate Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	93.60%
Cohen & Steers Real Estate Active ETF | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Real Estate Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Real Estate Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Real Estate Active ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Active ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Cohen & Steers Real Estate Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cohen & Steers Real Estate Active ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers Real Estate Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Cohen & Steers Real Estate Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Real Estate Active ETF | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Cohen & Steers Real Estate Active ETF | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Cohen & Steers Real Estate Active ETF | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Cohen & Steers Real Estate Active ETF | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Cohen & Steers Real Estate Active ETF | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Real Estate Active ETF | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Cohen & Steers Real Estate Active ETF | DiamondRock Hospitality Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers Real Estate Active ETF | Essential Properties Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers Real Estate Active ETF | Outfront Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Cohen & Steers Real Estate Active ETF | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Infrastructure Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Cohen & Steers Infrastructure Opportunities Active ETF | Electric
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Cohen & Steers Infrastructure Opportunities Active ETF | Midstream
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Cohen & Steers Infrastructure Opportunities Active ETF | Railways
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Cohen & Steers Infrastructure Opportunities Active ETF | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Cohen & Steers Infrastructure Opportunities Active ETF | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers Infrastructure Opportunities Active ETF | Diversified
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Cohen & Steers Infrastructure Opportunities Active ETF | Transport Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cohen & Steers Infrastructure Opportunities Active ETF | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Infrastructure Opportunities Active ETF | Water
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Infrastructure Opportunities Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Cohen & Steers Infrastructure Opportunities Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cohen & Steers Infrastructure Opportunities Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Infrastructure Opportunities Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Infrastructure Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Cohen & Steers Infrastructure Opportunities Active ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers Infrastructure Opportunities Active ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cohen & Steers Infrastructure Opportunities Active ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Infrastructure Opportunities Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Infrastructure Opportunities Active ETF | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cohen & Steers Infrastructure Opportunities Active ETF | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Cohen & Steers Infrastructure Opportunities Active ETF | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Infrastructure Opportunities Active ETF | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Infrastructure Opportunities Active ETF | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Infrastructure Opportunities Active ETF | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Infrastructure Opportunities Active ETF | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Cohen & Steers Infrastructure Opportunities Active ETF | RAI Way SpA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Cohen & Steers Infrastructure Opportunities Active ETF | Cia Paranaense de Energia—Copel
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cohen & Steers Infrastructure Opportunities Active ETF | Qube Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cohen & Steers Infrastructure Opportunities Active ETF | International Container Terminal Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Natural Resources Active ETF | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cohen & Steers Natural Resources Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Cohen & Steers Natural Resources Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Cohen & Steers Natural Resources Active ETF | Agribusiness
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Cohen & Steers Natural Resources Active ETF | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Cohen & Steers Natural Resources Active ETF | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Natural Resources Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Cohen & Steers Natural Resources Active ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Cohen & Steers Natural Resources Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Cohen & Steers Natural Resources Active ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers Natural Resources Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Natural Resources Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Cohen & Steers Natural Resources Active ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Cohen & Steers Natural Resources Active ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Natural Resources Active ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Natural Resources Active ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers Natural Resources Active ETF | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Natural Resources Active ETF | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Cohen & Steers Natural Resources Active ETF | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Cohen & Steers Natural Resources Active ETF | Bunge Global SA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cohen & Steers Natural Resources Active ETF | Suncor Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Cohen & Steers Natural Resources Active ETF | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers Natural Resources Active ETF | Smithfield Foods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Cohen & Steers Natural Resources Active ETF | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cohen & Steers Natural Resources Active ETF | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Natural Resources Active ETF | Mowi ASA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cohen & Steers Preferred and Income Opportunities Active ETF | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	38.80%
Cohen & Steers Preferred and Income Opportunities Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Cohen & Steers Preferred and Income Opportunities Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Preferred and Income Opportunities Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Cohen & Steers Preferred and Income Opportunities Active ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Cohen & Steers Preferred and Income Opportunities Active ETF | ING Groep NV, 7.00% (Netherlands)
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cohen & Steers Preferred and Income Opportunities Active ETF | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | Toronto-Dominion Bank, 7.25%, due 7/31/2084 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cohen & Steers Preferred and Income Opportunities Active ETF | UBS Group AG, 6.625% (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Preferred and Income Opportunities Active ETF | TELUS Corp., 6.625%, due 6/9/2056 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | Royal Bank of Canada, 6.75%, due 8/24/2085 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Cohen & Steers Preferred and Income Opportunities Active ETF | UBS Group AG, 7.00% (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | Phillips 66 Co., 5.875%, Series A, due 3/15/2056
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Preferred and Income Opportunities Active ETF | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cohen & Steers Short Duration Preferred and Income Active ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Cohen & Steers Short Duration Preferred and Income Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Cohen & Steers Short Duration Preferred and Income Active ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Cohen & Steers Short Duration Preferred and Income Active ETF | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Cohen & Steers Short Duration Preferred and Income Active ETF | Insurance
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Cohen & Steers Short Duration Preferred and Income Active ETF | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Cohen & Steers Short Duration Preferred and Income Active ETF | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Cohen & Steers Short Duration Preferred and Income Active ETF | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cohen & Steers Short Duration Preferred and Income Active ETF | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cohen & Steers Short Duration Preferred and Income Active ETF | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cohen & Steers Short Duration Preferred and Income Active ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Cohen & Steers Short Duration Preferred and Income Active ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Cohen & Steers Short Duration Preferred and Income Active ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Cohen & Steers Short Duration Preferred and Income Active ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Cohen & Steers Short Duration Preferred and Income Active ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Cohen & Steers Short Duration Preferred and Income Active ETF | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Cohen & Steers Short Duration Preferred and Income Active ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Cohen & Steers Short Duration Preferred and Income Active ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Cohen & Steers Short Duration Preferred and Income Active ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Cohen & Steers Short Duration Preferred and Income Active ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cohen & Steers Short Duration Preferred and Income Active ETF | Citigroup, Inc., 6.625%, Series HH
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cohen & Steers Short Duration Preferred and Income Active ETF | BNP Paribas SA, 8.00% (France)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cohen & Steers Short Duration Preferred and Income Active ETF | Toronto-Dominion Bank, 7.25%, due 7/31/2084 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cohen & Steers Short Duration Preferred and Income Active ETF | UBS Group AG, 6.625% (Switzerland)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Cohen & Steers Short Duration Preferred and Income Active ETF | Royal Bank of Canada, 6.75%, due 8/24/2085 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Cohen & Steers Short Duration Preferred and Income Active ETF | Truist Financial Corp., 6.669%, Series N
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cohen & Steers Short Duration Preferred and Income Active ETF | Banco Santander SA, 9.625% (Spain)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Cohen & Steers Short Duration Preferred and Income Active ETF | Bank of Montreal, 7.70%, due 5/26/2084 (Canada)
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Cohen & Steers Short Duration Preferred and Income Active ETF | Citigroup, Inc., 6.875%, Series GG
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Cohen & Steers Short Duration Preferred and Income Active ETF | Energy Transfer LP, 6.50%, Series H
Holdings [Line Items]
Percent of Net Asset Value	1.60%